Share Repurchases (Detail) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share Repurchases [Line Items]
Shares of common stock repurchased													32,000,000	69,000,000	95,000,000
Share Repurchase Program 2019
Share Repurchases [Line Items]
Shares of common stock repurchased												21,000,000
Value of common stock repurchased												$ 6,200
Share Repurchase Program 2019 and 2021
Share Repurchases [Line Items]
Shares of common stock repurchased											20,000,000				95,000,000
Value of common stock repurchased											$ 6,233				$ 28,033
Share Repurchase Program 2021
Share Repurchases [Line Items]
Shares of common stock repurchased	7,000,000	7,000,000	7,000,000	11,000,000	14,000,000	18,000,000	20,000,000	17,000,000	28,000,000	26,000,000			32,000,000	69,000,000
Value of common stock repurchased	$ 2,800	$ 2,800	$ 2,800	$ 3,560	$ 4,600	$ 4,600	$ 4,600	$ 4,600	$ 7,800	$ 7,800			$ 11,960	$ 18,400